Board Compensation and Key Management Personnel - Summary on Charge to the Profit and Loss Statement (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ton Logtenberg, CEO [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	€ 5,497,845	€ 1,441,977	€ 2,253,899
Ton Logtenberg, CEO [member] | Gross salary [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	432,782	369,204	236,032
Ton Logtenberg, CEO [member] | Bonus [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	337,945	147,820	89,072
Ton Logtenberg, CEO [member] | Pension [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	51,528	17,717	18,591
Ton Logtenberg, CEO [member] | Option cost [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	4,675,590	907,236	1,910,204
Shelley Margetson, COO [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	892,129	453,686	495,876
Shelley Margetson, COO [member] | Gross salary [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	420,782	198,987	159,749
Shelley Margetson, COO [member] | Bonus [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense		84,000	37,365
Shelley Margetson, COO [member] | Pension [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	19,595	6,152	13,824
Shelley Margetson, COO [member] | Option cost [member]
Disclosure charged to the profit and loss statement [line Items]
Directors remuneration expense	€ 451,752	€ 164,547	€ 284,938